Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2016
Consolidated Assets And Liabilities Of Variable Interest Entities

AMERICAN ELECTRIC POWER COMPANY, INC. AND SUBSIDIARY COMPANIES
VARIABLE INTEREST ENTITIES
December 31, 2016

	Registrant Subsidiaries
	SWEPCo Sabine	I&M DCC Fuel	OPCo Ohio Phase-in- Recovery Funding		APCo Appalachian Consumer Rate Relief Funding
	(in millions)
ASSETS
Current Assets	$60.2	$135.5	$30.3		$20.2
Net Property, Plant and Equipment	112.0	233.9	—		—
Other Noncurrent Assets	89.8	116.2	117.1	(a)	309.0	(b)
Total Assets	$262.0	$485.6	$147.4		$329.2

LIABILITIES AND EQUITY
Current Liabilities	$26.3	$131.3	$47.5		$27.3
Noncurrent Liabilities	235.3	354.3	98.6		300.6
Equity	0.4	—	1.3		1.3
Total Liabilities and Equity	$262.0	$485.6	$147.4		$329.2

(a)	Includes an intercompany item eliminated in consolidation of $55 million.

(b)	Includes an intercompany item eliminated in consolidation of $3.7 million.

AMERICAN ELECTRIC POWER COMPANY, INC. AND SUBSIDIARY COMPANIES
VARIABLE INTEREST ENTITIES
December 31, 2016

	Other Consolidated VIEs
	AEP Credit	AEP Texas Transition Funding		Protected Cell of EIS	Transource Energy	AEP Renewables
	(in millions)
ASSETS
Current Assets	$945.7	$184.8		$170.6	$16.3	$—
Net Property, Plant and Equipment	—	—		—	313.0	130.4
Other Noncurrent Assets	10.3	1,149.4	(a)	1.1	5.4	9.0
Total Assets	$956.0	$1,334.2		$171.7	$334.7	$139.4

LIABILITIES AND EQUITY
Current Liabilities	$877.4	$251.9		$31.8	$31.7	$126.7
Noncurrent Liabilities	0.6	1,064.2		97.3	134.4	11.3
Equity	78.0	18.1		42.6	168.6	1.4
Total Liabilities and Equity	$956.0	$1,334.2		$171.7	$334.7	$139.4

(a)	Includes an intercompany item eliminated in consolidation of $61.1 million.

AMERICAN ELECTRIC POWER COMPANY, INC. AND SUBSIDIARY COMPANIES
VARIABLE INTEREST ENTITIES
December 31, 2015

	Registrant Subsidiaries
	SWEPCo Sabine	I&M DCC Fuel	OPCo Ohio Phase-in- Recovery Funding		APCo Appalachian Consumer Rate Relief Funding
	(in millions)
ASSETS
Current Assets	$61.7	$91.1	$31.2		$18.5
Net Property, Plant and Equipment	147.0	159.9	—		—
Other Noncurrent Assets	61.8	84.6	162.0	(a)	332.0	(b)
Total Assets	$270.5	$335.6	$193.2		$350.5

LIABILITIES AND EQUITY
Current Liabilities	$47.7	$84.8	$47.3		$27.1
Noncurrent Liabilities	222.3	250.8	144.6		321.5
Equity	0.5	—	1.3		1.9
Total Liabilities and Equity	$270.5	$335.6	$193.2		$350.5

(a)	Includes an intercompany item eliminated in consolidation of $76.1 million.

(b)	Includes an intercompany item eliminated in consolidation of $4 million.

AMERICAN ELECTRIC POWER COMPANY, INC. AND SUBSIDIARY COMPANIES
VARIABLE INTEREST ENTITIES
December 31, 2015

	Other Consolidated VIEs
	AEP Credit	AEP Texas Transition Funding		Protected Cell of EIS	Transource Energy
	(in millions)
ASSETS
Current Assets	$925.7	$234.1		$165.3	$10.8
Net Property, Plant and Equipment	—	—		—	227.2
Other Noncurrent Assets	6.4	1,365.7	(a)	1.9	5.5
Total Assets	$932.1	$1,599.8		$167.2	$243.5

LIABILITIES AND EQUITY
Current Liabilities	$855.1	$291.7		$41.8	$36.6
Noncurrent Liabilities	0.3	1,290.0		83.9	113.0
Equity	76.7	18.1		41.5	93.9
Total Liabilities and Equity	$932.1	$1,599.8		$167.2	$243.5

(a)	Includes an intercompany item eliminated in consolidation of $68.2 million.

Appalachian Power Co [Member] | Billings from AEP Service Corporation [Member]
Billings from Significant Variable Interest

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$244.2	$227.5	$216.5
I&M	147.7	139.5	133.2
OPCo	181.1	177.8	169.0
PSO	111.0	107.3	101.4
SWEPCo	147.0	141.4	140.3

Appalachian Power Co [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Carrying Amount and Classification of Variable Interest in Accounts Payable

	December 31,
	2016		2015
Company	As Reported on the Balance Sheet	Maximum Exposure	As Reported on the Balance Sheet	Maximum Exposure
	(in millions)
APCo	$36.7	$36.7	$25.8	$25.8
I&M	24.2	24.2	16.6	16.6
OPCo	28.1	28.1	23.3	23.3
PSO	16.0	16.0	12.6	12.6
SWEPCo	21.8	21.8	16.4	16.4

Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member]
Consolidated Assets And Liabilities Of Variable Interest Entities

AMERICAN ELECTRIC POWER COMPANY, INC. AND SUBSIDIARY COMPANIES
VARIABLE INTEREST ENTITIES
December 31, 2016

	Registrant Subsidiaries
	SWEPCo Sabine	I&M DCC Fuel	OPCo Ohio Phase-in- Recovery Funding		APCo Appalachian Consumer Rate Relief Funding
	(in millions)
ASSETS
Current Assets	$60.2	$135.5	$30.3		$20.2
Net Property, Plant and Equipment	112.0	233.9	—		—
Other Noncurrent Assets	89.8	116.2	117.1	(a)	309.0	(b)
Total Assets	$262.0	$485.6	$147.4		$329.2

LIABILITIES AND EQUITY
Current Liabilities	$26.3	$131.3	$47.5		$27.3
Noncurrent Liabilities	235.3	354.3	98.6		300.6
Equity	0.4	—	1.3		1.3
Total Liabilities and Equity	$262.0	$485.6	$147.4		$329.2

(a)	Includes an intercompany item eliminated in consolidation of $55 million.

(b)	Includes an intercompany item eliminated in consolidation of $3.7 million.

AMERICAN ELECTRIC POWER COMPANY, INC. AND SUBSIDIARY COMPANIES
VARIABLE INTEREST ENTITIES
December 31, 2015

	Registrant Subsidiaries
	SWEPCo Sabine	I&M DCC Fuel	OPCo Ohio Phase-in- Recovery Funding		APCo Appalachian Consumer Rate Relief Funding
	(in millions)
ASSETS
Current Assets	$61.7	$91.1	$31.2		$18.5
Net Property, Plant and Equipment	147.0	159.9	—		—
Other Noncurrent Assets	61.8	84.6	162.0	(a)	332.0	(b)
Total Assets	$270.5	$335.6	$193.2		$350.5

LIABILITIES AND EQUITY
Current Liabilities	$47.7	$84.8	$47.3		$27.1
Noncurrent Liabilities	222.3	250.8	144.6		321.5
Equity	0.5	—	1.3		1.9
Total Liabilities and Equity	$270.5	$335.6	$193.2		$350.5

(a)	Includes an intercompany item eliminated in consolidation of $76.1 million.

(b)	Includes an intercompany item eliminated in consolidation of $4 million.

Indiana Michigan Power Co [Member] | Billings from AEP Service Corporation [Member]
Billings from Significant Variable Interest

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$244.2	$227.5	$216.5
I&M	147.7	139.5	133.2
OPCo	181.1	177.8	169.0
PSO	111.0	107.3	101.4
SWEPCo	147.0	141.4	140.3

Indiana Michigan Power Co [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Carrying Amount and Classification of Variable Interest in Accounts Payable

	December 31,
	2016		2015
Company	As Reported on the Balance Sheet	Maximum Exposure	As Reported on the Balance Sheet	Maximum Exposure
	(in millions)
APCo	$36.7	$36.7	$25.8	$25.8
I&M	24.2	24.2	16.6	16.6
OPCo	28.1	28.1	23.3	23.3
PSO	16.0	16.0	12.6	12.6
SWEPCo	21.8	21.8	16.4	16.4

Indiana Michigan Power Co [Member] | DCC Fuel [Member]
Consolidated Assets And Liabilities Of Variable Interest Entities

AMERICAN ELECTRIC POWER COMPANY, INC. AND SUBSIDIARY COMPANIES
VARIABLE INTEREST ENTITIES
December 31, 2015

	Registrant Subsidiaries
	SWEPCo Sabine	I&M DCC Fuel	OPCo Ohio Phase-in- Recovery Funding		APCo Appalachian Consumer Rate Relief Funding
	(in millions)
ASSETS
Current Assets	$61.7	$91.1	$31.2		$18.5
Net Property, Plant and Equipment	147.0	159.9	—		—
Other Noncurrent Assets	61.8	84.6	162.0	(a)	332.0	(b)
Total Assets	$270.5	$335.6	$193.2		$350.5

LIABILITIES AND EQUITY
Current Liabilities	$47.7	$84.8	$47.3		$27.1
Noncurrent Liabilities	222.3	250.8	144.6		321.5
Equity	0.5	—	1.3		1.9
Total Liabilities and Equity	$270.5	$335.6	$193.2		$350.5

(a)	Includes an intercompany item eliminated in consolidation of $76.1 million.

(b)	Includes an intercompany item eliminated in consolidation of $4 million.

AMERICAN ELECTRIC POWER COMPANY, INC. AND SUBSIDIARY COMPANIES
VARIABLE INTEREST ENTITIES
December 31, 2016

	Registrant Subsidiaries
	SWEPCo Sabine	I&M DCC Fuel	OPCo Ohio Phase-in- Recovery Funding		APCo Appalachian Consumer Rate Relief Funding
	(in millions)
ASSETS
Current Assets	$60.2	$135.5	$30.3		$20.2
Net Property, Plant and Equipment	112.0	233.9	—		—
Other Noncurrent Assets	89.8	116.2	117.1	(a)	309.0	(b)
Total Assets	$262.0	$485.6	$147.4		$329.2

LIABILITIES AND EQUITY
Current Liabilities	$26.3	$131.3	$47.5		$27.3
Noncurrent Liabilities	235.3	354.3	98.6		300.6
Equity	0.4	—	1.3		1.3
Total Liabilities and Equity	$262.0	$485.6	$147.4		$329.2

(a)	Includes an intercompany item eliminated in consolidation of $55 million.

(b)	Includes an intercompany item eliminated in consolidation of $3.7 million.

Ohio Power Co [Member] | Billings from AEP Service Corporation [Member]
Billings from Significant Variable Interest

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$244.2	$227.5	$216.5
I&M	147.7	139.5	133.2
OPCo	181.1	177.8	169.0
PSO	111.0	107.3	101.4
SWEPCo	147.0	141.4	140.3

Ohio Power Co [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Carrying Amount and Classification of Variable Interest in Accounts Payable

	December 31,
	2016		2015
Company	As Reported on the Balance Sheet	Maximum Exposure	As Reported on the Balance Sheet	Maximum Exposure
	(in millions)
APCo	$36.7	$36.7	$25.8	$25.8
I&M	24.2	24.2	16.6	16.6
OPCo	28.1	28.1	23.3	23.3
PSO	16.0	16.0	12.6	12.6
SWEPCo	21.8	21.8	16.4	16.4

Ohio Power Co [Member] | Ohio Phase-In-Recovery Funding [Member]
Consolidated Assets And Liabilities Of Variable Interest Entities

AMERICAN ELECTRIC POWER COMPANY, INC. AND SUBSIDIARY COMPANIES
VARIABLE INTEREST ENTITIES
December 31, 2016

	Registrant Subsidiaries
	SWEPCo Sabine	I&M DCC Fuel	OPCo Ohio Phase-in- Recovery Funding		APCo Appalachian Consumer Rate Relief Funding
	(in millions)
ASSETS
Current Assets	$60.2	$135.5	$30.3		$20.2
Net Property, Plant and Equipment	112.0	233.9	—		—
Other Noncurrent Assets	89.8	116.2	117.1	(a)	309.0	(b)
Total Assets	$262.0	$485.6	$147.4		$329.2

LIABILITIES AND EQUITY
Current Liabilities	$26.3	$131.3	$47.5		$27.3
Noncurrent Liabilities	235.3	354.3	98.6		300.6
Equity	0.4	—	1.3		1.3
Total Liabilities and Equity	$262.0	$485.6	$147.4		$329.2

(a)	Includes an intercompany item eliminated in consolidation of $55 million.

(b)	Includes an intercompany item eliminated in consolidation of $3.7 million.

AMERICAN ELECTRIC POWER COMPANY, INC. AND SUBSIDIARY COMPANIES
VARIABLE INTEREST ENTITIES
December 31, 2015

	Registrant Subsidiaries
	SWEPCo Sabine	I&M DCC Fuel	OPCo Ohio Phase-in- Recovery Funding		APCo Appalachian Consumer Rate Relief Funding
	(in millions)
ASSETS
Current Assets	$61.7	$91.1	$31.2		$18.5
Net Property, Plant and Equipment	147.0	159.9	—		—
Other Noncurrent Assets	61.8	84.6	162.0	(a)	332.0	(b)
Total Assets	$270.5	$335.6	$193.2		$350.5

LIABILITIES AND EQUITY
Current Liabilities	$47.7	$84.8	$47.3		$27.1
Noncurrent Liabilities	222.3	250.8	144.6		321.5
Equity	0.5	—	1.3		1.9
Total Liabilities and Equity	$270.5	$335.6	$193.2		$350.5

(a)	Includes an intercompany item eliminated in consolidation of $76.1 million.

(b)	Includes an intercompany item eliminated in consolidation of $4 million.

Public Service Co Of Oklahoma [Member] | Billings from AEP Service Corporation [Member]
Billings from Significant Variable Interest

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$244.2	$227.5	$216.5
I&M	147.7	139.5	133.2
OPCo	181.1	177.8	169.0
PSO	111.0	107.3	101.4
SWEPCo	147.0	141.4	140.3

Public Service Co Of Oklahoma [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Carrying Amount and Classification of Variable Interest in Accounts Payable

	December 31,
	2016		2015
Company	As Reported on the Balance Sheet	Maximum Exposure	As Reported on the Balance Sheet	Maximum Exposure
	(in millions)
APCo	$36.7	$36.7	$25.8	$25.8
I&M	24.2	24.2	16.6	16.6
OPCo	28.1	28.1	23.3	23.3
PSO	16.0	16.0	12.6	12.6
SWEPCo	21.8	21.8	16.4	16.4

Southwestern Electric Power Co [Member] | Billings from AEP Service Corporation [Member]
Billings from Significant Variable Interest

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$244.2	$227.5	$216.5
I&M	147.7	139.5	133.2
OPCo	181.1	177.8	169.0
PSO	111.0	107.3	101.4
SWEPCo	147.0	141.4	140.3

Southwestern Electric Power Co [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Carrying Amount and Classification of Variable Interest in Accounts Payable

	December 31,
	2016		2015
Company	As Reported on the Balance Sheet	Maximum Exposure	As Reported on the Balance Sheet	Maximum Exposure
	(in millions)
APCo	$36.7	$36.7	$25.8	$25.8
I&M	24.2	24.2	16.6	16.6
OPCo	28.1	28.1	23.3	23.3
PSO	16.0	16.0	12.6	12.6
SWEPCo	21.8	21.8	16.4	16.4

Southwestern Electric Power Co [Member] | Sabine Mining Co [Member]
Consolidated Assets And Liabilities Of Variable Interest Entities

AMERICAN ELECTRIC POWER COMPANY, INC. AND SUBSIDIARY COMPANIES
VARIABLE INTEREST ENTITIES
December 31, 2015

	Registrant Subsidiaries
	SWEPCo Sabine	I&M DCC Fuel	OPCo Ohio Phase-in- Recovery Funding		APCo Appalachian Consumer Rate Relief Funding
	(in millions)
ASSETS
Current Assets	$61.7	$91.1	$31.2		$18.5
Net Property, Plant and Equipment	147.0	159.9	—		—
Other Noncurrent Assets	61.8	84.6	162.0	(a)	332.0	(b)
Total Assets	$270.5	$335.6	$193.2		$350.5

LIABILITIES AND EQUITY
Current Liabilities	$47.7	$84.8	$47.3		$27.1
Noncurrent Liabilities	222.3	250.8	144.6		321.5
Equity	0.5	—	1.3		1.9
Total Liabilities and Equity	$270.5	$335.6	$193.2		$350.5

(a)	Includes an intercompany item eliminated in consolidation of $76.1 million.

(b)	Includes an intercompany item eliminated in consolidation of $4 million.

AMERICAN ELECTRIC POWER COMPANY, INC. AND SUBSIDIARY COMPANIES
VARIABLE INTEREST ENTITIES
December 31, 2016

	Registrant Subsidiaries
	SWEPCo Sabine	I&M DCC Fuel	OPCo Ohio Phase-in- Recovery Funding		APCo Appalachian Consumer Rate Relief Funding
	(in millions)
ASSETS
Current Assets	$60.2	$135.5	$30.3		$20.2
Net Property, Plant and Equipment	112.0	233.9	—		—
Other Noncurrent Assets	89.8	116.2	117.1	(a)	309.0	(b)
Total Assets	$262.0	$485.6	$147.4		$329.2

LIABILITIES AND EQUITY
Current Liabilities	$26.3	$131.3	$47.5		$27.3
Noncurrent Liabilities	235.3	354.3	98.6		300.6
Equity	0.4	—	1.3		1.3
Total Liabilities and Equity	$262.0	$485.6	$147.4		$329.2

(a)	Includes an intercompany item eliminated in consolidation of $55 million.

(b)	Includes an intercompany item eliminated in consolidation of $3.7 million.

Southwestern Electric Power Co [Member] | Dolet Hills Lignite Co, LLC [Member]
Companys Investment In Joint Venture

	December 31,
	2016		2015
	As Reported on the Balance Sheet	Maximum Exposure	As Reported on the Balance Sheet	Maximum Exposure
	(in millions)
Capital Contribution from SWEPCo	$7.6	$7.6	$7.6	$7.6
Retained Earnings	15.7	15.7	7.7	7.7
SWEPCo’s Guarantee of Debt	—	91.3	—	82.9
Total Investment in DHLC	$23.3	$114.6	$15.3	$98.2

PATH West Virginia Transmission Co, LLC [Member]
Companys Investment In Joint Venture

	December 31,
	2016		2015
	As Reported on the Balance Sheet	Maximum Exposure	As Reported on the Balance Sheet	Maximum Exposure
	(in millions)
Capital Contribution from Parent	$18.8	$18.8	$18.8	$18.8
Retained Earnings	(2.3)	(2.3)	2.2	2.2
Total Investment in PATH-WV	$16.5	$16.5	$21.0	$21.0